Summary of Significant Accounting Policies - Reconciliation of Net Loss per Common Share (Details) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Numerator:
Interest income		$ 10,194		$ 16,316
Net income	$ (18,950)	2,468,730	$ (764,740)	1,703,990
Class A Common Stock Subject to Redemption
Numerator:
Interest income		10,194		16,316
Net earnings		$ 10,194		$ 16,316
Denominator:
Weighted average shares outstanding, basic and diluted		27,962,071		28,526,273
Class A and Class B Non Redeemable Common Stock [Member]
Numerator:
Net income		$ 2,468,730		$ 1,703,990
Less: Interest income allocated to redeemable Class A common stock		(10,194)		(16,316)
Net income attributable to Non-redeemable		$ 2,458,536		$ 1,687,674
Denominator:
Weighted average shares outstanding, basic and diluted		11,569,179		9,977,775
Basic and diluted net (loss) per share		$ 0.21		$ 0.17